Summary of Significant Accounting Policies - Foreign Currency Translation and Transactions and Segments (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Summary of Significant Accounting Policies
Foreign currency translation income | $	$ 7	$ 15
Foreign currency translation loss | $			$ 318
Number of operating segments | segment	1
Number of reportable segments | segment	1